Prepaid and Other Assets	12 Months Ended
Aug. 31, 2019
Notes To Financial Statements [Abstract]
Prepaid and Other Assets
13.	Prepaid and other assets

	August 31, 2019	August 31, 2018

Insurance	$13,500	$17,820
Listing fees	39,114	30,368
Other	67,864	67,863
Total Prepaid Expenses	$120,478	$116,051